1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES  — 73.8%
Telecommunication Services  — 43.0%
Wireless Telecommunication Services  — 29.6%
Wireless Telecommunication Services  — 29.6%
35,000 America Movil SAB de CV, ADR† ................ $ 736,750
40,000 Anterix Inc.† ............................................. 1,321,600
17,000 KDDI Corp. ................................................ 524,052
80,000 Millicom International Cellular SA, SDR† .... 1,514,211
100,000 MTN Group Ltd. ........................................ 715,923
27,000 Rogers Communications Inc., Cl. B ............ 1,251,720
165,000 Sistema PJSC FC, GDR†(a) ........................ 82,500
85,000 SoftBank Group Corp. ................................ 3,317,417
40,000 T-Mobile US Inc.† ...................................... 5,793,600
30,000 United States Cellular Corp.† ..................... 621,900
65,000 Vodafone Group plc, ADR .......................... 717,600
16,597,273
Diversified Telecommunication Services  — 13.4%
Integrated Telecommunication Services  — 12.9%
35,000 AT&T Inc. .................................................. 673,750
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 287,484
90,000 Deutsche Telekom AG ................................ 2,181,472
42,000 Frontier Communications Parent Inc.† ....... 956,340
32,000 Telenor ASA .............................................. 375,021
85,000 Telephone and Data Systems Inc. ............... 893,350
35,000 TELUS Corp. ............................................. 695,100
30,000 Verizon Communications Inc. .................... 1,166,700
7,229,217
Alternative Carriers  — 0.5%
33,000 Telesat Corp.† ........................................... 283,800
Media & Entertainment  — 30.8%
Interactive Media & Services  — 13.5%
Interactive Media & Services  — 13.5%
40,000 Alphabet Inc., Cl. C† .................................. 4,160,000
16,000 Meta Platforms Inc., Cl. A† ........................ 3,391,040
7,551,040
Entertainment  — 8.8%
Movies & Entertainment  — 8.8%
200,000 Bollore SE ................................................. 1,234,161
15,000 Borussia Dortmund GmbH & Co. KGaA† .... 66,860
13,000 Liberty Media Corp.- Liberty Braves, Cl. C† 437,970
58,000 Manchester United plc, Cl. A ...................... 1,284,700
2,000 Netflix Inc.† ............................................... 690,960
145,000 OL Groupe SA† ......................................... 465,467
7,500 The Walt Disney Co.† ................................ 750,975
4,931,093
Media  — 8.5%
Cable & Satellite  — 8.5%
60,000 Comcast Corp., Cl. A ................................. 2,274,600
Shares
Market
Value
55,000 Liberty Global plc, Cl. C† ........................... $ 1,120,900
22,000 Telenet Group Holding NV .......................... 499,607
85,000 WideOpenWest Inc.† ................................. 903,550
4,798,657
TOTAL COMMUNICATION SERVICES ...... 41,391,080
INFORMATION TECHNOLOGY  — 9.9%
Software & Services  — 6.3%
Software  — 3.6%
Systems Software  — 3.6%
7,000 Microsoft Corp. ......................................... 2,018,100
IT Services  — 2.7%
Data Processing & Outsourced Services  — 2.7%
2,000 Mastercard Inc., Cl. A ................................ 726,820
10,000 PayPal Holdings Inc.† ................................ 759,400
1,486,220
Technology Hardware & Equipment  — 3.6%
Technology Hardware, Storage & Peripherals  — 2.3%
Technology Hardware, Storage & Peripherals  — 2.3%
8,000 Apple Inc. ................................................. 1,319,200
Electronic Equipment, Instruments &
Components  — 1.3%
Electronic Equipment & Instruments  — 1.3%
8,000 Sony Group Corp., ADR ............................. 725,200
TOTAL INFORMATION TECHNOLOGY ...... 5,548,720
CONSUMER DISCRETIONARY  — 9.6%
Retailing  — 9.6%
Internet & Direct Marketing Retail  — 9.6%
Internet & Direct Marketing Retail  — 9.6%
4,000 Amazon.com Inc.† .................................... 413,160
55,000 Prosus NV ................................................. 4,291,041
17,000 Zalando SE† .............................................. 710,543
5,414,744
TOTAL CONSUMER DISCRETIONARY ...... 5,414,744
FINANCIALS  — 3.0%
Diversified Financials  — 3.0%
Diversified Financial Services  — 3.0%
Multi-Sector Holdings  — 3.0%
62,000 Kinnevik AB, Cl. B† .................................... 922,921
4,460 Old Mutual Ltd.(a) ..................................... 399
375,000 VNV Global AB† ........................................ 733,452
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
1,662,772

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. $ 707
TOTAL FINANCIALS .......................... 1,663,479
REAL ESTATE  — 2.4%
Real Estate  — 2.4%
Equity Real Estate Investment Trusts  — 2.4%
Specialized REITs  — 2.4%
2,000 Crown Castle Inc., REIT ............................. 267,680
1,500 Equinix Inc., REIT ...................................... 1,081,560
1,349,240
TOTAL REAL ESTATE ......................... 1,349,240
TOTAL COMMON STOCKS .................. 55,367,263
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 13,659
PREFERRED STOCKS — 1.0%
INFORMATION TECHNOLOGY  — 1.0%
Technology - Hardware and Equipment  — 1.0%
Technology Hardware, Storage & Peripherals  — 1.0%
Technology Hardware, Storage & Peripherals  — 1.0%
13,000 Samsung Electronics Co. Ltd., 10.630% ..... 538,234
WARRANTS — 0.0%
FINANCIALS  — 0.0%
Diversified Financials  — 0.0%
Diversified Financial Services  — 0.0%
Multi-Sector Holdings  — 0.0%
31,463 VNV Global AB, expire 08/10/23† ............... 136
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.3%
$ 180,000 U.S. Treasury Bill
4.562%††, 04/20/23 ................................. 179,603
TOTAL INVESTMENTS — 100.0%
(Cost $40,815,610) ................................ $ 56,098,895
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 58.9% $ 33,046,136
Europe .............................. 28.9 16,200,594
Japan ............................... 8.1 4,566,669
Latin America ....................... 1.8 1,030,234
South Africa ......................... 1.3 717,028
Asia/Pacific ......................... 1.0 538,234
100.0% $ 56,098,895